ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date	$ 337	$ 3,100
Profit (loss) of acquired entities since acquisition date	22	464
Revenue of combined entity as if combination occurred at beginning of period	1,800	5,100
Profit (loss) of combined entity as if combination occurred at beginning of period	130	644
Goodwill	35,730	34,911	$ 28,662
Assets classified as held for sale	10,291	2,489
Other financial assets	25,887	28,324
Liabilities associated with assets classified as held for sale	(4,721)	(118)
Investment properties		3,244
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,209	14,487
Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	12,726	14,396
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	6,903	3,335
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	1,855	2,674
Total
Disclosure of detailed information about business combination [line items]
Total assets	20,754	36,168
Identifiable assets acquired (liabilities assumed)	7,341	17,594
Goodwill	3,899	7,211
Assets classified as held for sale	1,131	293
Other financial assets	649	1,567
Liabilities associated with assets classified as held for sale	(410)	(138)
Accounts payable and other	(3,855)	(3,490)
Cash and cash equivalents recognised as of acquisition date	950	1,171
Accounts receivable and other	776	2,070
Non-controlling interests	(3,019)	(415)
Property, plant and equipment	11,657	16,404
Identifiable intangible assets recognised as of acquisition date	1,632	4,111
Deferred income tax assets	60	97
Non-recourse borrowings	(5,228)	(11,952)
Deferred income tax liabilities	(901)	(1,938)
Liabilities Recognized as of Acquisition Date	(13,413)	(18,574)
Preferred Equity from Business Combinations [Member]		(641)
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	7,255
Identifiable assets acquired (liabilities assumed)	3,576
Goodwill	294
Assets classified as held for sale	270
Other financial assets	294
Liabilities associated with assets classified as held for sale	(70)
Accounts payable and other	(2,677)
Cash and cash equivalents recognised as of acquisition date	393
Accounts receivable and other	283
Non-controlling interests	0
Property, plant and equipment	4,141
Identifiable intangible assets recognised as of acquisition date	1,580
Deferred income tax assets	0
Non-recourse borrowings	(478)
Deferred income tax liabilities	(454)
Liabilities Recognized as of Acquisition Date	(3,679)
Total | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Total assets		559
Identifiable assets acquired (liabilities assumed)		465
Goodwill		203
Assets classified as held for sale		0
Other financial assets		1
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(46)
Cash and cash equivalents recognised as of acquisition date		22
Accounts receivable and other		10
Non-controlling interests		(1)
Investment properties		0
Property, plant and equipment		240
Identifiable intangible assets recognised as of acquisition date		83
Deferred income tax assets		0
Non-recourse borrowings		0
Deferred income tax liabilities		(47)
Liabilities Recognized as of Acquisition Date		(94)
Preferred Equity from Business Combinations [Member]		0
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	13,257	10,132
Identifiable assets acquired (liabilities assumed)	3,592	4,435
Goodwill	3,556	1,674
Assets classified as held for sale	861	293
Other financial assets	345	47
Liabilities associated with assets classified as held for sale	(340)	(138)
Accounts payable and other	(1,137)	(1,944)
Cash and cash equivalents recognised as of acquisition date	553	228
Accounts receivable and other	443	585
Non-controlling interests	(3,015)	(414)
Investment properties		0
Property, plant and equipment	7,439	7,200
Identifiable intangible assets recognised as of acquisition date	0	8
Deferred income tax assets	60	97
Non-recourse borrowings	(4,736)	(2,868)
Deferred income tax liabilities	(437)	(333)
Liabilities Recognized as of Acquisition Date	(9,665)	(5,697)
Preferred Equity from Business Combinations [Member]		$ 0
HomeServe- North American | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		26.00%
HomeServe- European | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		25.00%
HomeServe | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets		$ 7,314
Identifiable assets acquired (liabilities assumed)		4,903
Revenue of combined entity as if combination occurred at beginning of period		2,300
Profit (loss) of combined entity as if combination occurred at beginning of period		36
Goodwill		3,337
Assets classified as held for sale		0
Other financial assets		21
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(792)
Cash and cash equivalents recognised as of acquisition date		205
Accounts receivable and other		806
Non-controlling interests		0
Investment properties		0
Property, plant and equipment		118
Identifiable intangible assets recognised as of acquisition date		2,827
Deferred income tax assets		0
Non-recourse borrowings		(1,006)
Deferred income tax liabilities		(613)
Liabilities Recognized as of Acquisition Date		(2,411)
Preferred Equity from Business Combinations [Member]		0
X-Elio [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		2,957
Identifiable assets acquired (liabilities assumed)		1,793
Revenue of combined entity as if combination occurred at beginning of period		58
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 77
Percentage of interests acquired		100.00%
Goodwill		$ 1,333
Assets classified as held for sale		$ 293
Economic interest before business transaction		50.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 900
Debt incurred		893
Other financial assets		1
Liabilities associated with assets classified as held for sale		(138)
Accounts payable and other		(126)
Cash and cash equivalents recognised as of acquisition date		42
Accounts receivable and other		53
Non-controlling interests		0
Investment properties		0
Property, plant and equipment		1,160
Identifiable intangible assets recognised as of acquisition date		0
Deferred income tax assets		75
Non-recourse borrowings		(795)
Deferred income tax liabilities		(105)
Liabilities Recognized as of Acquisition Date		(1,164)
Preferred Equity from Business Combinations [Member]		0
Deriva (Duke) [Member] | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		1,100
Deriva (Duke) [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		4,478
Identifiable assets acquired (liabilities assumed)		1,453
Revenue of combined entity as if combination occurred at beginning of period		401
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 263
Percentage of interests acquired		100.00%
Goodwill		$ 0
Assets classified as held for sale		0
Other financial assets		38
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(1,561)
Cash and cash equivalents recognised as of acquisition date		88
Accounts receivable and other		328
Non-controlling interests		(343)
Investment properties		0
Property, plant and equipment		4,024
Identifiable intangible assets recognised as of acquisition date		0
Deferred income tax assets		0
Non-recourse borrowings		(1,092)
Deferred income tax liabilities		(29)
Liabilities Recognized as of Acquisition Date		(3,025)
Preferred Equity from Business Combinations [Member]		0
Banks [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		1,249
Identifiable assets acquired (liabilities assumed)		625
Revenue of combined entity as if combination occurred at beginning of period		100
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 35
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 625
Goodwill		159
Assets classified as held for sale		0
Other financial assets		8
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(142)
Cash and cash equivalents recognised as of acquisition date		60
Accounts receivable and other		27
Non-controlling interests		(34)
Investment properties		0
Property, plant and equipment		995
Identifiable intangible assets recognised as of acquisition date		0
Deferred income tax assets		0
Non-recourse borrowings		(297)
Deferred income tax liabilities		(151)
Liabilities Recognized as of Acquisition Date		(624)
Preferred Equity from Business Combinations [Member]		0
Triton [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets		13,046
Identifiable assets acquired (liabilities assumed)		4,512
Revenue of combined entity as if combination occurred at beginning of period		1,600
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 407
Percentage of interests acquired		28.00%
Goodwill		$ 1,163
Assets classified as held for sale		0
Other financial assets		1,495
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(406)
Cash and cash equivalents recognised as of acquisition date		491
Accounts receivable and other		376
Non-controlling interests		0
Investment properties		0
Property, plant and equipment		8,811
Identifiable intangible assets recognised as of acquisition date		710
Deferred income tax assets		0
Non-recourse borrowings		(7,041)
Deferred income tax liabilities		(446)
Liabilities Recognized as of Acquisition Date		(8,534)
Preferred Equity from Business Combinations [Member]		(641)
Data4 [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets		4,569
Identifiable assets acquired (liabilities assumed)		3,048
Revenue of combined entity as if combination occurred at beginning of period		364
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 47
Percentage of interests acquired		19.00%
Goodwill		$ 808
Assets classified as held for sale		0
Other financial assets		3
Liabilities associated with assets classified as held for sale		0
Accounts payable and other		(260)
Cash and cash equivalents recognised as of acquisition date		189
Accounts receivable and other		284
Non-controlling interests		0
Investment properties		3,244
Property, plant and equipment		35
Identifiable intangible assets recognised as of acquisition date		6
Deferred income tax assets		0
Non-recourse borrowings		(845)
Deferred income tax liabilities		(416)
Liabilities Recognized as of Acquisition Date		(1,521)
Preferred Equity from Business Combinations [Member]		$ 0
Cyxtera [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	3,159
Identifiable assets acquired (liabilities assumed)	1,357
Revenue of combined entity as if combination occurred at beginning of period	827
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 96
Percentage of interests acquired	29.00%
Goodwill	$ 0
Assets classified as held for sale	270
Other financial assets	0
Liabilities associated with assets classified as held for sale	(70)
Accounts payable and other	(1,503)
Cash and cash equivalents recognised as of acquisition date	14
Accounts receivable and other	140
Non-controlling interests	0
Property, plant and equipment	2,356
Identifiable intangible assets recognised as of acquisition date	379
Deferred income tax assets	0
Non-recourse borrowings	0
Deferred income tax liabilities	(229)
Liabilities Recognized as of Acquisition Date	(1,802)
Cyxtera [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	803
Neoen [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	12,943
Identifiable assets acquired (liabilities assumed)	3,441
Revenue of combined entity as if combination occurred at beginning of period	579
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 15
Percentage of interests acquired	53.00%
Consideration transferred, acquisition-date fair value	$ 3,400
Goodwill	3,531
Assets classified as held for sale	861
Other financial assets	345
Liabilities associated with assets classified as held for sale	(340)
Accounts payable and other	(1,123)
Cash and cash equivalents recognised as of acquisition date	544
Accounts receivable and other	417
Non-controlling interests	(3,005)
Property, plant and equipment	7,185
Identifiable intangible assets recognised as of acquisition date	0
Deferred income tax assets	60
Non-recourse borrowings	(4,611)
Deferred income tax liabilities	(423)
Liabilities Recognized as of Acquisition Date	(9,502)
Elevar [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	3,444
Identifiable assets acquired (liabilities assumed)	$ 2,041
Percentage of interests acquired	16.00%
Consideration transferred, acquisition-date fair value	$ 2,000
Goodwill	294
Assets classified as held for sale	0
Other financial assets	279
Liabilities associated with assets classified as held for sale	0
Accounts payable and other	(1,122)
Cash and cash equivalents recognised as of acquisition date	368
Accounts receivable and other	136
Non-controlling interests	0
Property, plant and equipment	1,785
Identifiable intangible assets recognised as of acquisition date	582
Deferred income tax assets	0
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Liabilities Recognized as of Acquisition Date	$ (1,403)